INCOME TAXES (Details Narrative) - JPY (¥) ¥ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax rate	0.00%	0.00%	0.00%
Valuation allowance of operating loss carryforward	¥ 169
Begin to Expire in 2028 through 2036 [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	3,249
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	¥ 3,249	¥ 2,354